Document and Entity Information	6 Months Ended
Jan. 31, 2020
Document And Entity Information
Entity Registrant Name	BODY & MIND INC.
Entity Central Index Key	0001715611
Document Type	S-1/A
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Amendment Description	Body and Mind Inc. is filing this Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-237143), initially filed on March 13, 2020 (the “Registration Statement”), solely for the purposes of: (i) removing 38,912 shares of common stock that were held by one selling securityholder from being offered for resale pursuant to the Registration Statement; (ii) updating the interim financial statements presented in the prospectus included in the Registration Statement to remove the three month period ended October 31, 2019 and to include the three and six month periods ended January 31, 2020; (iii) updating the section entitled “Management’s Discussion And Analysis Of Financial Condition And Results of Operations” in the prospectus included in the Registration Statement to remove the discussion for the three month period ended October, 31, 2019 and include the discussion for the three and six month periods ended January 31, 2020; (iv) updating the section entitled “Selling Securityholders” to remove one selling securityholder and the 38,912 shares that are or were held by such selling securityholder; and (v) to file an updated consent of Dale Matherson Carr-Hilton Labonte LLP, the registrant’s former independent registered public accounting firm. No other changes have been made to Part I or, except as set forth in Item 16 (Exhibits), Part II of the Registration Statement.
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true